UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON,D.C. 20549

--------

FORM N-Q

--------

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS

(Exact name of registrant as specified in charter)

55 Broadway

New York,NY 10006

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company,Inc.

Raritan Plaza I

Edison,NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER,INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: MARCH 31,2013

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TAX EXEMPT INCOME FUND
March 31,2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-100.0%
		Alabama-.8%
$ 5,000	M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2033		$ 5,513,550
		Alaska-.5%
3,200	M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027		3,646,784
		Arizona-2.7%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027		5,805,850
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029		8,075,387
5,000	M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.
		5% 1/1/2033		5,661,650
				19,542,887
		Arkansas-.8%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2039		5,684,550
		California-2.3%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031		5,378,750
5,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024		5,764,700
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2027		5,749,100
				16,892,550
		Colorado-.8%
4,815	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034		5,607,116
		District of Columbia-1.7%
5,000	M	District of Columbia GO 6% 6/1/2021		6,506,950
5,000	M	District of Columbia Rev. 5.5% 8/15/2028		5,444,000
				11,950,950
		Florida-10.3%
5,000	M	Broward County Airport Sys. Rev. 5.375% 10/1/2029		5,676,800
5,000	M	Duval County School Board COP 5.25% 7/1/2035		5,492,100
4,880	M	Florida Housing Fin. Corp. Rev. 5% 1/1/2026		5,287,431
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038		6,468,770
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028		5,732,450
5,000	M	Manatee County School Board COP 5.625% 7/1/2031		5,704,050
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028		5,667,350
5,000	M	Miami-Dade County Pub. Facs. 5.5% 6/1/2029		5,555,150
5,000	M	Miami-Dade County School Board COP 5.375% 2/1/2034		5,517,550
5,000	M	Miami-Dade County Spl. Oblig. 5% 4/1/2029		5,498,450
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025		5,877,000
5,000	M	Orange County School Board COP 5.5% 8/1/2034		5,699,750
5,000	M	Port St. Lucie Utility Rev. 5% 9/1/2029		5,630,100
				73,806,951
		Georgia-6.4%
5,000	M	Atlanta Airport Revenue 5.25% 1/1/2030		5,697,200
		Atlanta Water & Wastewater Revenue:
9,040	M	5.5% 11/1/2019		11,224,335
5,000	M	5.25% 11/1/2034		5,634,700
7,500	M	Georgia State Environmental Loan Acquisition Corp.
		5.125% 3/15/2031		8,539,275
5,000	M	JPMorgan Chase Putters 8.017% 1/1/2016 (a)		6,268,600
8,740	M	Metropolitan Atlanta Rapid Transit Authority Sales Tax Rev.
		6% 7/1/2013		8,870,488
				46,234,598
		Illinois-11.6%
		Chicago Board of Education Lease Certificates:
5,000	M	6% 1/1/2016		5,686,450
26,000	M	6% 1/1/2020		30,415,580
5,000	M	Chicago O'Hare Intl. Airport Rev. 6.5% 1/1/2041		6,424,650
5,000	M	Cook County Sales Tax Rev. 5% 11/15/2037		5,720,600
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Rmkt. 5.25% 1/1/2022		5,664,250
5,000	M	Children's Mem. Hosp. 5.25% 8/15/2033		5,498,900
7,000	M	Northwestern Mem. Hosp. 5.75% 8/15/2030		8,187,550
5,000	M	Metropolitan Pier & Exposition Auth. Rev. 5% 6/15/2042		5,489,000
4,000	M	Regional Transportation Auth. 7.75% 6/1/2019		4,946,720
5,000	M	Springfield Electric Rev. 5% 3/1/2027		5,246,700
				83,280,400
		Indiana-4.6%
10,000	M	Franklin Township Multi-School Bldg. Corp. Rev. 5% 1/15/2035		11,417,300
7,540	M	Greater Clark County Sch. Bldg. First Mtg. Rev. 5.25% 7/15/2026		8,741,876
3,465	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
		6.125% 7/1/2029		3,633,191
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025		9,267,708
				33,060,075
		Iowa-.0%
60	M	Iowa Fin. Auth. Single Family Mtg. Rev. 5.25% 7/1/2028		60,930
		Kentucky-1.0%
5,000	M	Kentucky Eco. Dev. Fin. Auth. 5.75% 12/1/2028		5,492,000
1,635	M	Kentucky Hsg. Corp. Hsg. Rev. 5.4% 7/1/2029		1,713,267
				7,205,267
		Louisiana-.9%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021		6,696,940
		Maine-.5%
3,120	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039		3,501,420
		Massachusetts-2.6%
1,915	M	Boston Water & Sewer Rev. 5.75% 11/1/2013		1,977,984
3,920	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028		4,345,634
5,000	M	Massachusetts St. Health & Edl. Facs. Auth Rev. 5% 7/1/2034		5,521,150
5,185	M	Massachusetts St. Wtr. Res. Auth. ROLS 8.06% 2/1/2016 (a)		6,637,837
				18,482,605
		Michigan-5.7%
5,000	M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033		6,157,650
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036		5,777,100
10,000	M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025		11,688,700
5,000	M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2028		6,003,350
4,500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		6,031,755
5,000	M	Wayne County Arpt. Auth. Rev. 5% 12/1/2042		5,509,350
				41,167,905
		Minnesota-.5%
3,500	M	Minnesota St. Office of Higher Education Rev. 5% 11/1/2029		3,887,905
		Missouri-.8%
5,000	M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2028		5,733,900
		Montana-.5%
3,560	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033		3,901,689
		Nevada-1.5%
5,000	M	Clark County Ltd. Tax Arpt. Sys. GO 5% 7/1/2033 (b)		5,701,750
4,615	M	Henderson GO 5% 6/1/2035 (b)		5,222,103
				10,923,853
		New Jersey-.8%
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
		5.625% 6/1/2030		5,586,650
		New Mexico-1.6%
5,000	M	Grant County Dept. of Health 5.25% 7/1/2031		5,687,900
5,000	M	University of New Mexico Univ. Rev. ROLS 8.06% 6/1/2014 (a)		5,739,800
				11,427,700
		New York-8.8%
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021		29,324,460
		New York State Dorm. Auth. Revenue:
10,000	M	New York University 5.75% 7/1/2027		13,042,900
5,000	M	State University 5.875% 5/15/2017		5,746,950
5,000	M	New York State Thruway Hwy. & Brdg. Tr. Fd. Auth. 5% 4/1/2021		5,539,600
7,780	M	Port Authority of New York & New Jersey Drivers 7.855% 8/15/2015 (a)		9,956,222
				63,610,132
		North Carolina-.8%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
		5.25% 1/15/2034		5,576,000
		North Dakota-.5%
1,450	M	Mercer County Pollution Control Rev. 7.2% 6/30/2013		1,473,215
1,820	M	North Dakota State Hsg. Fin. Agy. Rev. 5.4% 7/1/2028		1,857,201
				3,330,416
		Ohio-3.5%
5,000	M	American Mun. Pwr. Rev. 5.25% 2/15/2026		5,632,050
6,000	M	Jefferson County GO 5.75% 12/1/2019		6,856,560
5,000	M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034		5,677,500
		Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
2,460	M	6.125% 9/1/2028		2,593,086
3,785	M	5.85% 9/1/2033		4,071,184
				24,830,380
		Pennsylvania-3.4%
5,000	M	Allegheny County Port Authority Special Rev. 5% 3/1/2025		5,730,550
5,000	M	Penn. St. Economic Dev. Auth. Rev. 5% 3/1/2034		5,544,250
5,000	M	Philadelphia GO 7.125% 7/15/2038		5,823,600
5,000	M	Philadelphia Water & Wastewater Rev. 5% 1/1/2036		5,582,800
1,425	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013		1,459,115
				24,140,315
		Puerto Rico-2.2%
5,000	M	Puerto Rico Commonwealth GO 5.25% 7/1/2024		5,303,700
10,000	M	Puerto Rico Sales Tax Fin. Rev. 5.25% 8/1/2040		10,526,900
				15,830,600
		Rhode Island-1.1%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025		8,085,490
		South Carolina-.8%
5,000	M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034		5,900,700
		Texas-12.1%
4,505	M	Austin Utilities Systems Rev. 6% 11/15/2013		4,537,751
5,000	M	Dallas County Util. & Reclamation Dist. GO 5.375% 2/15/2029		5,449,600
7,000	M	Harris County Toll Road Sub. Liens GO 6.5% 8/15/2013		7,167,790
5,000	M	Hitchcock Ind. School District GO 5.25% 2/15/2030		5,692,750
		Houston Utilities Systems Revenue:
5,000	M	Util. Sys. Rev. 5.125% 11/15/2032		5,692,500
5,000	M	Wtr. and Swr. Rev. 5% 11/15/2027		5,832,350
		Houston Water Conveyance System Certificates of Participation:
4,000	M	6.25% 12/15/2013		4,124,680
6,035	M	6.25% 12/15/2015		6,611,825
5,000	M	JP Morgan Chase Putters 7.857% 2/1/2030 (a)		6,662,800
5,000	M	Medina Valley Indpt. School District GO ROLS 8.06% 8/15/2015 (a)		6,255,300
10,000	M	North Texas Twy. Auth. Rev. 5.125% 1/1/2028		11,032,400
5,000	M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035		5,646,850
6,250	M	Texas St. Transp. Comm. Tpk. Sys. Rev. 5% 8/15/2041		6,737,125
5,000	M	Waco Ind. School District GO 5.25% 8/15/2030		5,769,700
				87,213,421
		Utah-.1%
630	M	Provo Electric System Rev. 10.375% 9/15/2015		710,558
		Washington-3.7%
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6.375% 10/1/2033		6,062,900
7,000	M	Providence Health 5.25% 10/1/2033		7,657,440
		Washington State ROLS:
5,000	M	8.06% 7/1/2014 (a)		6,058,200
5,500	M	8.06% 7/1/2016 (a)		7,154,950
				26,933,490
		West Virginia-.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028		5,182,695
		Wisconsin-3.4%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021		15,884,760
6,905	M	Wisconsin State General Rev. 5.75% 5/1/2033		8,245,261
				24,130,021
Total Value of Municipal Bonds (cost $628,242,450)				719,271,393
		SHORT-TERM TAX EXEMPT INVESTMENTS-.4%
		Adjustable Rate Notes (c)
2,000	M	Columbia South Carolina Waterworks Revenue .14%		2,000,000
995	M	Oakland University Michigan Revenue .12%		995,000
Total Value of Short-Term Tax Exempt Investments (cost $2,995,000)				2,995,000
Total Value of Municipal Investments (cost $631,237,450)			100.4%	722,266,393
Excess of Liabilities Over Other Assets			(.4)	(2,809,531)
Net Assets			100.0%	$719,456,862

At March 31,2013,the cost of municipal investments for federal income tax purposes was
$631,237,450. Accumulated net unrealized appreciation on investments was $91,028,943 consisting of $91,475,027 gross unrealized appreciation and $446,084 gross unrealized depreciation.

Portfolio of Investments (unaudited)
TAX EXEMPT OPPORTUNITIES FUND
March 31,2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-101.6%
		Alabama-1.3%
$1,000	M	Alabama State University Rev. 5.25% 9/1/2034		$ 1,123,430
2,500	M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039		2,940,575
				4,064,005
		Alaska-1.2%
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028		3,706,830
		Arizona-3.2%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027		1,485,288
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029		5,755,800
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025		2,484,500
				9,725,588
		California-4.9%
1,100	M	Alhambra Unified Sch. District GO 5.25% 8/1/2028		1,253,846
4,375	M	California State Public Works Lease Rev. 5% 9/1/2034		4,881,144
		California State Various Purpose General Obligations:
5,000	M	5% 2/1/2038		5,547,100
1,500	M	5% 10/1/2041		1,637,220
1,500	M	San Diego County Regl. Airport Auth. Rev. 5% 7/1/2040		1,638,525
				14,957,835
		Colorado-1.9%
5,000	M	Colorado Health Facs. Auth. Rev. 5.25% 2/1/2031		5,759,950
		Connecticut-.4%
1,000	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030		1,132,730
		District of Columbia-3.4%
		District of Columbia Income Tax Secured Revenue:
5,000	M	5% 12/1/2035		5,795,450
1,000	M	5% 12/1/2036		1,138,210
3,000	M	Metropolitan Washington,D.C. Airport Auth. Sys. Rev.
		5% 10/1/2029		3,419,490
				10,353,150
		Florida-6.4%
		Broward County Sch. Brd. Certificates of Participation:
1,000	M	5.125% 7/1/2026		1,116,450
1,000	M	5.25% 7/1/2027		1,115,680
5,000	M	Florida State Municipal Power Agy. Rev. 5% 10/1/2028		5,617,600
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028		4,192,263
5,000	M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028		5,670,350
1,480	M	Tampa-Hillsborough County Expwy. Auth. Rev. 5% 7/1/2037		1,646,145
				19,358,488
		Georgia-6.8%
5,000	M	Atlanta Airport Rev. 5.25% 1/1/2030		5,697,200
3,400	M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2034		4,136,882
2,500	M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040		2,866,450
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039		1,738,065
1,000	M	Georgia Municipal Association,Inc. COP 5.125% 12/1/2021		1,003,870
2,500	M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031		2,846,425
2,000	M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038		2,292,520
				20,581,412
		Hawaii-.9%
2,500	M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030		2,875,750
		Illinois-5.3%
		Chicago O'Hare Intl. Airport Revenue:
5,000	M	5% 1/1/2027		5,664,100
5,000	M	6.5% 1/1/2041		6,424,650
2,500	M	Illinois State Fin. Auth. Rev. 5% 12/1/2030		2,843,500
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026		1,356,660
				16,288,910
		Indiana-.9%
		Tri-Creek Middle School Bldg. Corp. Revenue:
1,500	M	5.25% 7/15/2028		1,659,060
1,000	M	5.25% 7/15/2029		1,102,960
				2,762,020
		Louisiana-3.1%
1,500	M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2025		1,817,010
3,000	M	Louisiana State GO 5% 9/1/2028		3,526,650
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2023		1,185,690
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2029		2,708,175
				9,237,525
		Maryland-.8%
2,125	M	Baltimore Project Rev. 5% 7/1/2036		2,427,897
		Massachusetts-3.7%
1,500	M	Massachusetts State GO 5.25% 8/1/2022		1,921,575
8,000	M	Massachusettes State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2035		9,188,560
				11,110,135
		Michigan-4.8%
5,000	M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041		5,834,450
1,900	M	Michigan Mun. Bd. Auth. Rev. 5% 5/1/2023		1,947,899
1,000	M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029		1,135,660
5,000	M	Wayne Cnty. Airport Auth. Rev. 5% 12/1/2042		5,509,350
				14,427,359
		Mississippi-3.4%
		Mississippi Dev. Bk. Spl. Oblig. Jackson Cnty. Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029		3,007,369
2,000	M	5.625% 7/1/2039		2,253,060
4,500	M	Mississippi State Cap. Impt. Projs. GO 5% 10/1/2036		5,140,530
				10,400,959
		Missouri-.4%
1,000	M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 7/15/2030		1,084,330
		Nebraska-.2%
560	M	Nebraska Investment Fin. Auth. Single-Family Hsg. Rev. 5.7% 9/1/2031		564,861
		Nevada-1.8%
5,000	M	Washoe County Hwy. Rev. 5% 2/1/2038 (b)		5,347,100
		New Jersey-5.2%
		New Jersey State Trans. Trust Fd. Auth. Trans. Sys. Revenue:
5,000	M	5% 6/15/2038		5,513,600
4,000	M	5.5% 12/15/2038		4,618,040
5,000	M	New Jersey State Turnpike Auth. Rev. 5% 1/1/2038 (b)		5,515,650
				15,647,290
		New York-1.5%
4,050	M	Nassau County GO 5% 4/1/2031		4,547,704
		North Carolina-1.1%
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039		3,439,140
		Ohio-4.8%
2,000	M	American Mun. Pwr. Rev. 5% 2/15/2024		2,254,200
1,000	M	Hamilton Cnty. Sales Tax 5% 12/1/2032		1,091,790
1,135	M	Ohio State Bldg. Auth. State Facs. Rev. 5.25% 4/1/2031		1,306,442
4,000	M	Ohio State University General Receipts 4% 6/1/2043		4,088,880
5,000	M	University of Cincinnati 5% 6/1/2028		5,856,500
				14,597,812
		Pennsylvania-6.8%
5,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024		5,860,100
2,500	M	Beaver County GO 5.55% 11/15/2031		2,865,300
1,500	M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2025		1,768,365
		State Pub. Sch. Bldg. Auth. Revenue:
1,000	M	5.25% 6/1/2013 (d)		1,008,860
4,000	M	5% 2/15/2032		4,415,880
		West Mifflin Area School Dist. General Obligations:
2,910	M	5.375% 4/1/2027		3,374,873
1,000	M	5.375% 4/1/2028		1,150,530
				20,443,908
		Puerto Rico-1.0%
1,500	M	Puerto Rico Commonwealth GO 5.25% 7/1/2024		1,591,110
1,255	M	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev. 5.25% 8/1/2040		1,321,126
				2,912,236
		Rhode Island-2.2%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
		Pub. Schs. Fing. Program:
3,250	M	5.25% 5/15/2029		3,663,367
1,600	M	5% 5/15/2034		1,662,768
1,415	M	University of Rhode Island 5.25% 9/15/2029		1,603,011
				6,929,146
		South Carolina-2.6%
		South Carolina State Pub. Svc. Auth. Revenue:
2,000	M	5% 1/1/2033		2,269,540
5,000	M	5% 12/1/2036		5,614,400
				7,883,940
		South Dakota-.6%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2028		1,673,910
		Texas-17.0%
2,000	M	Cedar Hill Independent School Dist. 5% 2/15/2038		2,316,600
		Dallas-Fort Worth International Airport Revenue:
5,000	M	5% 11/1/2035		5,561,250
3,000	M	5% 11/1/2045		3,290,490
5,000	M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032		5,566,400
5,000	M	Harris County Met. Transit Auth. Sales & Use Tax Rev. 5% 11/1/2036		5,665,250
2,000	M	Houston Community College 5% 2/15/2036		2,271,560
5,000	M	Houston Utility System Rev. 5.25% 11/15/2031		5,879,400
		North Texas Tollway Auth. Revenue:
3,000	M	5% 9/1/2031		3,452,130
3,750	M	5% 1/1/2038		4,160,512
1,250	M	Parker County GO 5% 2/15/2029		1,383,462
3,500	M	Socorro Independent School Dist. GO 5% 8/15/2033		4,098,605
5,000	M	Texas State Trans. Comm. Turnpike Sys. Rev. 5% 8/15/2041		5,389,700
2,100	M	Whitney Independent School Dist. 5% 8/15/2037		2,372,286
				51,407,645
		Utah-.5%
1,300	M	Utah Infrastructure Agy. Telecommunications & Franchise Tax Rev.
		5.5% 10/15/2030		1,521,494
		Washington-3.5%
1,965	M	University of Washington Rev. 5% 4/1/2034		2,252,715
2,500	M	Washington State GO 5% 8/1/2033		2,881,425
5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033		5,469,600
				10,603,740
Total Value of Municipal Bonds (cost $283,042,725)				307,774,799
		SHORT TERM TAX EXEMPT INVESTMENTS-3.3%
		Adjustable Rate Notes (c)
2,000	M	Allen County Hospital Facs. Revenue .14%		2,000,000
3,000	M	Columbia Water & Sewer Sys. Revenue .14%		3,000,000
2,000	M	District of Columbia Revenue .15%		2,000,000
3,000	M	New York GO .14%		3,000,000
Total Value of Short-Term Investments (cost $10,000,000)				10,000,000
Total Value of Municipal Investments (cost $293,042,725)			104.9%	317,774,799
Excess of Liabilities Over Other Assets			(4.9)	(14,884,027)
Net Assets			100.0%	$302,890,772

At March 31,2013,the cost of municipal investments for federal income tax purposes was
$293,042,725. Accumulated net unrealized appreciation on investments was $24,732,074 consisting of $25,451,687 gross unrealized appreciation and $719,613 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CALIFORNIA TAX EXEMPT FUND
March 31,2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.0%
		Airport-9.2%
$1,000	M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033		$ 1,152,800
1,000	M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034		1,156,790
1,000	M	San Diego County Regl. Airport 5% 7/1/2040		1,092,350
1,000	M	San Francisco City & County Airport Rev. 5.25% 5/1/2025		1,190,890
				4,592,830
		Education-12.4%
		California Educational Facs. Auth. Revenue:
500	M	Claremont Univ. Consortium 5% 10/1/2033		569,980
500	M	Harvey Mudd College 5.25% 12/1/2031		575,245
500	M	Pepperdine University 5% 9/1/2033		580,000
		California State Public Works Brd. Lease Revenue:
1,000	M	5% 9/1/2034		1,115,690
1,000	M	5% 3/1/2038		1,115,500
1,000	M	California State University Rev. 5% 11/1/2037		1,129,040
1,000	M	University of California 5% 5/1/2037		1,130,930
				6,216,385
		Electric-5.9%
500	M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031		569,765
1,000	M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2031		1,204,840
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029		1,179,810
				2,954,415
		General Obligation-21.6%
1,000	M	Alhambra Unified School District 5.25% 8/1/2028		1,139,860
1,000	M	Centinela Valley Union School District 5% 8/1/2031		1,132,000
1,000	M	Chico Unified School District 5% 8/1/2026		1,155,520
1,000	M	College of the Sequoias 5.25% 8/1/2029		1,116,470
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2029		1,147,000
650	M	Jefferson Unified High Sch. District 6.25% 2/1/2016		750,542
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029		1,148,320
750	M	Natomas Unified School District 5.95% 9/1/2021		856,065
1,000	M	San Bernardino Cmnty. College District 6.5% 8/1/2028		1,219,280
1,000	M	West Contra Costa Unified School District 5.25% 8/1/2032		1,165,320
				10,830,377
		Health Care-13.7%
		California Health Facs. Fin. Auth. Revenue:
1,000	M	Children's Hospital Los Angeles 5.125% 7/1/2031		1,075,750
1,000	M	Providence Health Services 6.5% 10/1/2033		1,204,640
		Scripps Health:
500	M	5% 11/15/2036		547,640
500	M	5% 11/15/2040		564,810
500	M	Stanford Hospital 5.25% 11/15/2031		581,200
		California Statewide Communities Dev. Auth. Revenue:
1,000	M	St. Joseph's 5.125% 7/1/2024		1,152,940
500	M	Sutter Health 5.5% 8/15/2026		594,905
1,000	M	Trinity Health 5% 12/1/2041		1,116,500
				6,838,385
		Lease-5.0%
500	M	California State Public Works Lease Rev. 5% 12/1/2029		553,505
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028		1,172,060
700	M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015		768,061
				2,493,626
		Other Tax-12.7%
755	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017		797,786
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.25% 8/1/2040		1,052,690
1,000	M	Riverside County Trans. Commission Sales Tax Rev. 5% 6/1/2032		1,114,880
		Sacramento Area Flood Control Agency:
500	M	5.5% 10/1/2028		577,435
500	M	5% 10/1/2037		558,460
1,000	M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028		1,211,900
1,000	M	West Contra Costa Healthcare 5.375% 7/1/2024		1,030,570
				6,343,721
		State General Obligation-4.5%
		California State Various Purpose:
1,000	M	5% 9/1/2036		1,114,840
1,000	M	5% 2/1/2038		1,109,420
				2,224,260
		Water/Sewer-14.0%
750	M	Bakersfield Wastewater Rev. 5% 9/15/2028		824,865
1,000	M	El Dorado Irrigation District 6.25% 8/1/2029		1,066,910
1,000	M	Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. 5% 7/1/2041		1,102,880
1,000	M	Los Angeles Wastewater System Rev. 5% 6/1/2027		1,152,950
500	M	Metropolitan Water Dist. So. Cal. 5% 7/1/2029		585,690
1,000	M	Mojave Water Agency 5.5% 6/1/2029		1,143,860
1,000	M	San Francisco City & Cnty. Pub. Util. Commission 5% 11/1/2035		1,145,670
				7,022,825
Total Value of Municipal Bonds (cost $45,163,671)			99.0%	49,516,824
Other Assets,Less Liabilities			1.0	502,898
Net Assets			100.0%	$50,019,722

At March 31,2013,the cost of municipal investments for federal income tax purposes was
$45,163,671. Accumulated net unrealized appreciation on investment was $4,353,153, consisting of $4,416,386 gross unrealized appreciation and $63,233 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CONNECTICUT TAX EXEMPT FUND
March 31,2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.9%
		Appropriation-14.8%
$1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034		$ 1,161,620
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Child Care Facilities Program 6% 7/1/2038		1,132,140
1,000	M	State Supported Child Care 5% 7/1/2028		1,129,290
1,750	M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024		2,001,563
				5,424,613
		Education-22.1%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
320	M	Connecticut College 5% 7/1/2032		364,861
1,000	M	Loomis Chafee School 5% 7/1/2030		1,086,180
1,000	M	Quinnipiac University 5.75% 7/1/2033		1,157,830
1,000	M	Salisbury School 5% 7/1/2028		1,110,970
1,000	M	Trinity College 5% 7/1/2019		1,055,460
1,000	M	Wesleyan University 5% 7/1/2035		1,119,500
1,000	M	Westminster School 5% 7/1/2037		1,086,770
1,000	M	University of Connecticut University Rev. 4.75% 2/15/2029		1,119,120
				8,100,691
		Electric-4.8%
		Connecticut St. Transmission Muni. Elec. Energy Revenue:
545	M	5% 1/1/2031		620,504
500	M	5% 1/1/2032		568,040
500	M	5% 1/1/2042		555,530
				1,744,074
		General Obligation-10.7%
1,000	M	Bridgeport 5% 12/1/2023		1,126,390
1,000	M	Hartford 5% 4/1/2031		1,129,670
1,500	M	New Haven 5% 3/1/2026		1,680,120
				3,936,180
		Health Care-11.6%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500	M	Lawrence & Memorial Hospital 5% 7/1/2031		555,825
		Middlesex Hospital:
350	M	5% 7/1/2026		391,478
460	M	5% 7/1/2027		511,359
500	M	Stamford Hospital 5% 7/1/2030		547,175
1,000	M	William W. Backus Hospital 5% 7/1/2025		1,102,460
		Yale-New Haven Hospital:
500	M	5% 7/1/2026		550,835
500	M	5.25% 7/1/2030		579,400
				4,238,532
		Lease-1.4%
500	M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028		515,945
		Other Revenue-1.3%
400	M	Connecticut St 5% 3/1/2031		477,124
		Other Tax-12.1%
		Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000	M	5% 11/1/2025		1,170,820
1,000	M	5% 8/1/2027		1,136,540
		Puerto Rico Sales Tax Fing. Revenue:
1,000	M	5.75% 8/1/2037		1,065,680
1,000	M	5.25% 8/1/2040		1,052,690
				4,425,730
		Pre-Refunded/Escrowed-to-Maturity-11.0%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Children's Medical Center 5% 7/1/2014 (d)		1,054,870
1,000	M	Renbrook School 5% 7/1/2017 (d)		1,175,940
1,050	M	South Windsor 5% 2/15/2016 (d)		1,186,574
580	M	Stratford 5% 12/15/2013 (d)		599,923
				4,017,307
		State General Obligation-3.2%
1,000	M	Connecticut 5% 9/15/2032		1,174,970
		Water/Sewer-5.9%
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2025		1,015,390
1,000	M	South Central Connecticut Regl. Wtr. Auth. Rev. 5.25% 8/1/2029		1,141,490
				2,156,880
Total Value of Municipal Bonds (cost $33,071,867)			98.9%	36,212,046
Other Assets,Less Liabilities			1.1	387,010
Net Assets			100.0%	$36,599,056

At March 31,2013,the cost of municipal investments for federal income tax purposes was
$33,071,867. Accumulated net unrealized appreciation on investment was $3,140,179, consisting of $3,201,851 gross unrealized appreciation and $61,672 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MASSACHUSETTS TAX EXEMPT FUND
March 31,2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-96.7%
		Airport-1.1%
$ 250	M	Mass State Port Auth. Rev. 5% 7/1/2031		$ 290,037
		Education-33.6%
750	M	Massachusetts Edl. Fing. Auth. Ed. Ln. Revenue 6% 1/1/2028		861,690
1,000	M	Massachusetts State College Building Auth. 5% 5/1/2035		1,178,450
		Massachusetts State Dev. Fin. Agy. Revenue:
750	M	Boston University 5.6% 10/1/2035		846,218
1,000	M	Lesley University 5.25% 7/1/2033		1,131,790
250	M	Mass. College of Pharmacy & Allied Hlth. Sci. 5% 7/1/2026		297,630
750	M	Northeastern University 5% 10/1/2031		857,603
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Berklee College of Music 5% 10/1/2037		1,095,320
1,000	M	Harvard University 5.5% 11/15/2036		1,194,770
1,000	M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039		1,137,450
				8,600,921
		General Obligation-7.4%
500	M	Quincy 5% 12/1/2028		576,785
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2033		1,096,250
215	M	Worcester 5.5% 8/15/2017		215,795
				1,888,830
		Health Care-8.3%
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Caregroup 5.375% 2/1/2027		1,130,390
1,000	M	Harvard Pilgrim Health Care 5.25% 7/1/2013		1,004,000
				2,134,390
		Housing-7.7%
		Massachusetts State Hsg. Fin. Agy. Revenue:
1,000	M	Multi-Family Housing 5.25% 12/1/2035		1,085,030
830	M	Single Family Housing 5.35% 12/1/2033		873,500
				1,958,530
		Other Revenue-4.6%
1,000	M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2028		1,170,240
		Other Tax-15.5%
1,000	M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2025		1,210,180
500	M	Massachusetts State School Building Auth. 5% 10/15/2035		574,285
		Puerto Rico Sales Tax Fing. Revenue:
1,000	M	6.5% 8/1/2035		1,136,840
1,000	M	5.25% 8/1/2040		1,052,690
				3,973,995
		Pre-Refunded/Escrowed-to-Maturity-2.2%
550	M	University of Massachusetts Bldg. Auth. Rev. 6.875% 5/1/2014		570,708
		State General Obligation-5.2%
1,000	M	Massachusetts State 5.5% 8/1/2030		1,325,610
		Water/Sewer-11.1%
190	M	Boston Water & Sewer Comm. Rev. 5.75% 11/2/2013		196,249
1,200	M	Massachusetts State Water Res. Auth. 5% 8/1/2031		1,413,876
1,000	M	Springfield Water & Sewer Comm. Rev. 5.75% 10/15/2025		1,221,110
				2,831,235
Total Value of Municipal Bonds (cost $22,282,843)			96.7%	24,744,496
Other Assets,Less Liabilities			3.3	853,037
Net Assets			100.0%	$25,597,533

At March 31,2013,the cost of municipal investments for federal income tax purposes was
$22,282,843. Accumulated net unrealized appreciation on investments was $2,461,653 consisting of $2,496,728 gross unrealized appreciation and $35,075 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MICHIGAN TAX EXEMPT FUND
March 31,2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.5%
		Combined Utility-1.5%
$ 300	M	Lansing Brd. Wtr. & Lt. Util. Sys. Rev. 5% 7/1/2023 (b)		$ 367,941
		Education-4.6%
1,000	M	Ferris State University Revenue 5% 10/1/2028		1,094,730
		Electric-7.5%
500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		670,195
1,000	M	Wyandotte Electric Rev. 5.25% 10/1/2028		1,109,800
				1,779,995
		General Obligation-25.7%
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025		1,113,770
1,000	M	Goodrich Area School District 5.5% 5/1/2032		1,160,090
1,000	M	Montrose Township School District 6.2% 5/1/2017		1,099,300
500	M	Northview Public School District 5% 5/1/2041		552,510
1,000	M	Troy City School District 5% 5/1/2026		1,100,300
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030		1,078,470
				6,104,440
		Health Care-9.8%
1,000	M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029		1,120,750
1,000	M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2028		1,200,670
				2,321,420
		Housing-4.6%
1,000	M	Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. 5.5% 10/1/2028		1,102,570
		Lease-5.0%
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025		1,185,960
		Other Revenue-2.7%
500	M	Michigan State Financial Auth. Revenue 5% 10/1/2022		632,015
		Other Tax-11.7%
500	M	Detroit Distributable State Aid 5% 11/1/2030		547,685
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029		1,191,370
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.25% 8/1/2040		1,052,690
				2,791,745
		State General Obligation-4.9%
1,000	M	Michigan State 5% 11/1/2022		1,156,510
		Water/Sewer-21.5%
1,000	M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033		1,231,530
		Detroit Water Supply System Revenue:
1,000	M	6.5% 7/1/2015		1,083,600
1,000	M	5.5% 7/1/2027		1,120,470
1,000	M	Grand Rapids Water Supply 5% 1/1/2029		1,130,110
500	M	Saginaw Water Supply Sys. Rev. 5% 7/1/2031		558,620
				5,124,330
Total Value of Municipal Bonds (cost $21,134,116)			99.5%	23,661,656
Other Assets,Less Liabilities			.5	130,252
Net Assets			100.0%	$23,791,908

At March 31,2013,the cost of municipal investments for federal income tax purposes was
$21,134,116. Accumulated net unrealized appreciation on investments was $2,527,540 consisting of $2,556,179 gross unrealized appreciation and $28,639 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MINNESOTA TAX EXEMPT FUND
March 31,2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.5%
		Airport-3.4%
		Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Revenue:
$500	M	5% 1/1/2026		$ 562,440
250	M	5% 1/1/2031		285,662
				848,102
		Appropriation-1.2%
250	M	University of Minnesota Special Purpose Rev. 5% 8/1/2030		289,142
		Education-15.0%
750	M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031		868,920
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Carleton College 5% 1/1/2028		569,330
250	M	Gustavus Adolfus College 5% 10/1/2031		282,120
500	M	Macalester College 5% 6/1/2035		569,120
250	M	University of St. Thomas 5.25% 4/1/2039		278,085
500	M	Minnesota State Office of Higher Ed. Rev. 5% 11/1/2029		555,415
		University of Minnesota:
250	M	5% 12/1/2030		296,215
250	M	5.25% 12/1/2030		300,733
				3,719,938
		Electric-9.2%
250	M	Central Minnesota Municipal Pwr. Agy. Rev. 5% 1/1/2042		276,178
250	M	Minnesota St. Municipal Pwr. Agy. Elec. Rev. 5.25% 10/1/2035		278,930
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500	M	5% 1/1/2021		578,695
500	M	5% 1/1/2026		573,745
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev. 5.25% 1/1/2030		558,925
				2,266,473
		General Obligation-26.4%
500	M	Bemidji 5% 2/1/2028		574,480
500	M	Crow Wing County Jail 5% 2/1/2021		537,335
500	M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026		564,525
700	M	Fairmont Ind. Sch. Dist. #2752,5% 2/1/2026		802,865
500	M	Fergus Falls Ind. Sch. Dist. #544,5% 1/1/2024		578,695
500	M	Hennepin County 5% 12/1/2025		572,860
750	M	Kasson & Mantorville Ind. Sch. Dist. #204,5% 2/1/2024		860,437
500	M	New Brighton 5% 2/1/2032		556,680
250	M	Ramsey County 5% 2/1/2023		317,410
500	M	Scott County 5% 12/1/2023		578,100
500	M	St. Louis County 5% 12/1/2023		578,100
				6,521,487
		Health Care-18.0%
		Minneapolis Health Care Sys. Revenue:
500	M	5.5% 5/15/2017		506,730
500	M	6.5% 11/15/2038		611,420
500	M	Minneapolis & St. Paul Hsg. & Redev. Auth. Health Care Rev. 5% 8/15/2034		544,150
750	M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care 5% 2/15/2030		821,355
250	M	Rochester Health Care Facs. Rev. 4.5% 11/15/2021 (e)		298,065
		St. Cloud Health Care Revenue:
250	M	5.125% 5/1/2030		275,887
500	M	5.375% 5/1/2031		554,050
750	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029		838,035
				4,449,692
		Housing-6.3%
		Minnesota State Housing Finance Agency:
190	M	Multi-Family Hsg. 5.05% 7/1/2034		205,525
		Rental Hsg. Revenue:
250	M	5% 8/1/2030		275,955
300	M	5.05% 8/1/2031		333,834
310	M	Single-Family Hsg. Rev. 5.9% 7/1/2028		338,660
400	M	Minnetonka Multi-Family Housing Rev. 5.9% 10/20/2019		400,996
				1,554,970
		Lease-4.9%
600	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027		649,938
250	M	Minnesota State Housing Finance Agency
		(Nonprofit Hsg. Rev.) 5% 8/1/2031		281,245
250	M	Minnetonka Indpt. Sch. Dist. #276,5% 3/1/2029		282,525
				1,213,708
		Other Revenue-2.4%
500	M	Minnesota St. Gen. Fund Rev. 5% 3/1/2029		588,270
		Other Tax-6.2%
300	M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030		363,063
1,000	M	Minnesota State 911 Rev. 5% 6/1/2024		1,168,410
				1,531,473
		Pre-Refunded/Escrowed-to-Maturity-1.9%
400	M	University of Minnesota 5.75% 7/1/2017		479,380
		State General Obligation-3.6%
500	M	Minnesota State 5% 6/1/2022		601,850
250	M	Minnesota State Highway 5% 8/1/2026		291,395
				893,245
Total Value of Municipal Bonds (cost $21,809,624)			98.5%	24,355,880
Other Assets,Less Liabilities			1.5	374,498
Net Assets			100.0%	$24,730,378

At March 31,2013,the cost of municipal investments for federal income tax purposes was
$21,809,624. Accumulated net unrealized appreciation on investments was $2,546,256 consisting of $2,559,016 gross unrealized appreciation and $12,760 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NEW JERSEY TAX EXEMPT FUND
March 31,2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-100.3%
		Appropriation-12.6%
$1,000	M	Garden St. Preservation Tr. Open Space & Farmland
		5.75% 11/1/2028		$ 1,334,940
1,000	M	New Jersey Economic Dev. Auth. Rev. 5.5% 12/15/2029		1,147,740
		New Jersey State Health Care Facs. Fing. Authority Rev.
		Hospital Asset Transformation Program:
1,000	M	5% 10/1/2028		1,123,520
1,000	M	5.75% 10/1/2031		1,187,820
		New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020		1,249,170
1,000	M	5.5% 12/15/2038		1,154,510
				7,197,700
		Education-11.7%
		New Jersey Educational Facilities Auth. Revenue:
1,000	M	College of New Jersey 5% 7/1/2035		1,090,270
1,000	M	New Jersey City Univ. 5% 7/1/2028		1,084,670
1,000	M	Princeton University 5% 7/1/2034		1,187,590
		Rowan University:
1,000	M	5% 7/1/2025		1,104,770
1,000	M	5% 7/1/2026		1,098,620
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030		1,117,330
				6,683,250
		General Obligation-19.6%
1,750	M	Atlantic City Board of Education 6.1% 12/1/2015		1,964,130
1,000	M	Bayonne 5.25% 7/1/2027		1,130,820
1,000	M	Cumberland County Impt. Auth. Rev. Solid Waste Sys. 5.125% 1/1/2025		1,129,810
1,000	M	Elizabeth 5.25% 4/15/2027		1,161,260
1,000	M	Essex County Impt. Authority Rev. 5.5% 10/1/2027		1,292,330
1,000	M	Hudson County Impt. Authority Pkg. Rev. 5.125% 1/1/2034		1,111,290
1,000	M	Jersey City 5% 1/15/2026		1,118,350
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025		1,137,850
1,000	M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029		1,177,240
				11,223,080
		Health Care-5.7%
		New Jersey State Health Care Facs. Fing. Authority Revenue:
2,000	M	Hackensack Univ. Med. Ctr. 5.25% 1/1/2031		2,161,640
1,000	M	Virtua Health 5.5% 7/1/2038		1,101,730
				3,263,370
		Housing-9.1%
		New Jersey State Hsg. & Mtg. Fin. Agy. Revenue:
1,685	M	Mtg. Rev. 6.375% 10/1/2028		1,829,674
895	M	Multi-Family Hsg. 6.05% 11/1/2017		910,806
2,000	M	Newark Hsg. Auth. Rev.(South Ward Police Facility)
		6.75% 12/1/2038		2,465,500
				5,205,980
		Industrial Development Revenue/Pollution Control Revenue-3.8%
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021		2,170,094
		Lease-8.0%
1,000	M	Hudson County Impt. Authority Lease Rev. 5.375% 10/1/2024		1,239,270
		New Jersey State Equip. Lease Purchase Revenue:
1,000	M	5.25% 6/15/2027		1,122,190
1,000	M	5.25% 6/15/2028		1,116,730
1,000	M	New Jersey State Trans. Trust Fund Auth. 5% 6/15/2038		1,102,720
				4,580,910
		Other Tax-8.8%
955	M	New Jersey Environmental Infrastructure Trust Rev. 5% 9/1/2027		1,128,619
		Puerto Rico Sales Tax Fing. Revenue:
500	M	6.5% 8/1/2035		568,420
1,000	M	5.75% 8/1/2037		1,065,680
2,175	M	5.25% 8/1/2040		2,289,601
				5,052,320
		Pre-Refunded/Escrowed-to-Maturity-7.3%
1,790	M	Atlantic County Impt. Auth. Lux. Tax 7.4% 7/1/2016		2,003,081
1,000	M	Cape May County Bridge Commission 5% 6/1/2015 (d)		1,101,280
1,030	M	New Jersey State Health Care Facs. Fing. Authority Rev.
		(General Hospital Center at Passaic) 6% 7/1/2014		1,072,426
				4,176,787
		State General Obligation-1.8%
1,000	M	Puerto Rico Commonwealth 6% 7/1/2028		1,039,790
		Toll & Turnpike-7.8%
		New Jersey St. Turnpike Auth. Revenue:
1,000	M	5% 1/1/2031		1,115,970
2,000	M	5% 1/1/2038 (b)		2,206,260
1,000	M	South Jersey Trans. Auth. 5% 11/1/2029		1,137,450
				4,459,680
		Transportation-2.1%
1,000	M	Port Authority of New York & New Jersey 5% 10/15/2031		1,178,190
		Water/Sewer-2.0%
1,000	M	North Hudson Sewerage Auth. Rev. 5% 6/1/2042		1,123,060
Total Value of Municipal Bonds (cost $51,462,684)			100.3%	57,354,211
Excess of Liabilities Over Other Assets			(.3)	(169,652)
Net Assets			100.0%	$57,184,559

At March 31,2013,the cost of municipal investments for federal income tax purposes was $51,462,684. Accumulated net unrealized appreciation on investment was $5,891,527,consisting of
$5,977,833 gross unrealized appreciation and $86,306 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NEW YORK TAX EXEMPT FUND
March 31,2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-100.1%
		Appropriation-9.1%
$2,000	M	Hudson Yards Infra. Corp. Rev. 5.75% 2/15/2047		$ 2,345,380
1,000	M	New York City Hsg. Dev. Corp. Rev.
		(Cap. Funding Prog.) 5% 7/1/2025		1,083,110
		New York State Dormitory Authority Revenue:
		City University:
955	M	5.75% 7/1/2013		968,542
3,000	M	6% 7/1/2020		3,735,960
1,000	M	Mental Health Services 5% 2/15/2033		1,117,040
1,460	M	Special Act School Districts Program 6% 7/1/2013		1,466,672
1,500	M	State University 5.25% 5/15/2021		1,866,270
2,600	M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027		2,992,834
				15,575,808
		Education-14.6%
500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032		564,800
1,500	M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
		5% 5/1/2030		1,657,530
		New York State Dormitory Authority Revenue:
2,350	M	Colgate University 6% 7/1/2021		2,898,373
1,000	M	Culinary Institute 5% 7/1/2042		1,065,120
1,000	M	Fordham University 5% 7/1/2028		1,147,260
		New York University:
1,610	M	6% 7/1/2018		2,018,505
2,000	M	5% 7/1/2037		2,301,100
1,200	M	Pratt Institute 5% 7/1/2034		1,330,548
500	M	Skidmore College 5% 7/1/2027		574,025
1,000	M	St. Johns University 5% 7/1/2024		1,148,520
3,000	M	State University Dormitory Facilities 5% 7/1/2037		3,428,310
3,500	M	The New School 5.5% 7/1/2043		3,941,490
2,615	M	Tompkins Cnty. Indl. Dev. Agy. Rev. 5% 7/1/2037		2,985,781
				25,061,362
		Electric-4.7%
		Long Island Power Auth. Elec. Revenue:
5,000	M	5.5% 5/1/2033		5,885,250
1,000	M	5% 9/1/2037		1,126,790
1,000	M	5% 9/1/2042		1,113,990
				8,126,030
		General Obligation-15.9%
5,000	M	Erie Cnty. Indl. Dev. Agy. 5.75% 5/1/2026		5,821,800
1,000	M	Monroe County 5% 6/1/2029		1,112,820
4,465	M	Nassau County 5% 10/1/2029		5,010,444
		New York City:
435	M	5.75% 8/1/2018		440,016
1,000	M	5% 3/1/2033		1,154,300
		New York State Dormitory Authority Revenue:
5,520	M	Albany Public Library 5% 7/1/2030		5,839,056
1,000	M	Master Boces Program 5% 8/15/2028		1,130,510
		School Districts Financing Program:
1,000	M	Albany 5% 10/1/2031		1,122,160
3,400	M	Croton Hudson 5.625% 10/1/2029		3,965,658
1,540	M	Niagara Falls Public Improvement 7.5% 3/1/2015		1,717,747
				27,314,511
		Health Care-2.1%
625	M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev.
		5.5% 4/1/2030		706,250
		New York State Dormitory Authority Revenue:
		NYSARC:
1,140	M	5% 7/1/2025		1,312,140
500	M	6% 7/1/2036		569,830
1,000	M	United Cerebral Palsy 5.125% 7/1/2021		1,004,650
				3,592,870
		Housing-1.9%
1,000	M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031		1,199,950
1,840	M	New York City Hsg. Dev. Corp. Rev.
		(Multi-Family Hsg. Rev.) 5% 11/1/2026		2,054,949
				3,254,899
		Lease-3.4%
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029		1,445,513
1,000	M	Yankee Stadium Pilot 7% 3/1/2049		1,232,420
2,500	M	New York State Dormitory Authority Rev.
		(Court Facs. Lease) 5.5% 5/15/2027		3,198,100
				5,876,033
		Other Revenue-4.2%
3,000	M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2028		3,523,170
1,970	M	New York State Dormitory Authority Rev.
		(New York-Presbyterian Hospital) 5.25% 2/15/2024		2,104,098
1,500	M	New York State Liberty Dev. Corp. Rev. 5% 12/15/2041		1,675,410
				7,302,678
		Other Tax-18.6%
5,000	M	JPMorgan Chase Putters 7.848% 12/15/2024 (a)		6,722,200
1,000	M	Metropolitan Transit Authority of New York
		(Dedicated Tax Rev.) 5% 11/15/2031		1,117,600
		New York City Transitional Fin. Auth. Revenue:
1,000	M	5% 2/1/2023 (b)		1,242,330
2,500	M	5% 2/1/2028		2,908,625
1,000	M	5% 11/1/2033		1,152,820
1,500	M	5% 11/1/2038		1,697,160
		New York State Dormitory Authority Rev.
		Personal Income Tax Revenue:
2,500	M	5% 3/15/2026		2,961,175
3,000	M	5.75% 3/15/2036		3,607,980
1,000	M	5% 3/15/2041		1,117,080
		New York State Urban Corp. Dev. Corp. Rev. (Personal Income Tax):
1,500	M	5% 3/15/2023		1,870,755
2,000	M	5% 12/15/2027		2,318,280
5,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		5,328,400
				32,044,405
		Pre-Refunded/Escrowed-to-Maturity-3.6%
425	M	New York State Dormitory Authority Rev.
		(Judicial Facs. Lease) 7.375% 7/1/2016		475,320
5,000	M	Suffolk County Water Auth. Rev. 6% 6/1/2017		5,789,250
				6,264,570
		Toll & Turnpike-4.9%
5,000	M	New York State Thruway Auth. (General Revenue)
		5% 1/1/2026		5,448,350
2,500	M	Triborough Bridge & Tunnel Auth. Rev. 5% 11/15/2030		2,906,625
				8,354,975
		Transportation-11.6%
		Metropolitan Trans. Auth. New York Revenue:
5,000	M	5.25% 11/15/2022		5,155,050
2,160	M	5% 11/15/2023 (b)		2,626,538
		New York State Thruway Authority Revenue:
2,500	M	General Revenue 5% 1/1/2037		2,777,650
3,110	M	Highway & Bridge Tr. Fd. Auth. 5% 4/1/2027		3,552,757
5,000	M	Port Authority of New York & New Jersey 5% 10/15/2031		5,890,950
				20,002,945
		Water/Sewer-5.5%
		New York City Municipal Water Fin. Auth. Revenue:
2,750	M	6% 6/15/2021		3,665,557
3,390	M	5% 6/15/2035		3,909,924
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029		1,808,970
				9,384,451
Total Value of Municipal Bonds (cost $153,415,633)			100.1%	172,155,537
Excess of Liabilities Over Other Assets			(.1)	(108,889)
Net Assets			100.0%	$172,046,648

At March 31,2013,the cost of municipal investments for federal income tax purposes was
$153,415,633. Accumulated net unrealized appreciation on investments was $18,739,904 consisting of $18,925,178 gross unrealized appreciation and $185,274 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NORTH CAROLINA TAX EXEMPT FUND
March 31,2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.2%
		Combined Utility-8.5%
$1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2027		$ 1,128,140
1,000	M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030		1,179,890
				2,308,030
		Education-8.3%
1,000	M	North Carolina State Agric. & Tech. Rev. 5% 10/1/2037		1,106,840
1,000	M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025		1,161,110
				2,267,950
		Electric-4.1%
1,000	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019		1,129,020
		Health Care-16.2%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
		5.25% 1/15/2034		1,115,200
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026		1,125,430
1,000	M	New Hanover Cnty. Hosp. Rev. 5% 10/1/2027		1,102,840
1,000	M	North Carolina Medical Care 5% 11/1/2034		1,050,700
				4,394,170
		Lease-27.3%
		Cabarrus County:
1,000	M	5.25% 6/1/2027		1,159,210
1,000	M	5% 1/1/2029		1,167,350
1,000	M	Charlotte 5% 6/1/2029		1,129,060
1,000	M	Durham County 5% 6/1/2027		1,147,800
500	M	Harnett County 5% 6/1/2027		552,730
1,000	M	Monroe 5.5% 3/1/2034		1,109,260
1,000	M	Salisbury 5.625% 3/1/2026		1,145,590
				7,411,000
		Other Tax-5.5%
		Puerto Rico Sales Tax Fing. Revenue:
1,000	M	5.75% 8/1/2037		1,065,680
400	M	5.25% 8/1/2040		421,076
				1,486,756
		Pre-Refunded/Escrowed-to-Maturity-12.4%
1,000	M	Brunswick County Enterprise Sys. Rev. 5.25% 4/1/2014 (d)		1,050,580
1,000	M	Lincoln County 5.5% 6/1/2018 (d)		1,235,150
1,000	M	North Carolina Medical Care Community Health Facility Rev.
		5.625% 10/1/2014 (d)		1,081,110
				3,366,840
		Toll & Turnpike-4.2%
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026		1,140,870
		Water/Sewer-11.7%
1,000	M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034		1,128,200
		Dare County Utilities Sys. Revenue:
320	M	5% 2/1/2030		366,941
465	M	5% 2/1/2031		531,458
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034		1,147,560
				3,174,159
Total Market Value of Municipal Bonds (cost $23,805,075)			98.2%	26,678,795
Other Assets,Less Liabilities			1.8	489,510
Net Assets			100.0%	$27,168,305

At March 31,2013,the cost of municipal investments for federal income tax purposes was
$23,805,075. Accumulated net unrealized appreciation on investments was $2,873,720 consisting of $2,917,903 gross unrealized appreciation and $44,183 gross unrealized depreciation.

Portfolio of Investments (unaudited)
OHIO TAX EXEMPT FUND
March 31,2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-103.9%
		Education-16.3%
$ 500	M	Ohio St. Higher Educational Fac. Rev. (Univ. Dayton Proj.) 5.375% 12/1/2030		$ 576,590
1,000	M	Ohio St. University General Receipts 5% 6/1/2038		1,144,480
1,000	M	University Akron Gen. Rcpts. 5% 1/1/2028		1,117,260
1,000	M	Youngstown State University General Receipts 5.25% 12/15/2029		1,112,560
				3,950,890
		Electric-2.3%
500	M	American Mun. Power Revenue Prairie State Energy Campus 5.375% 2/15/2028		563,420
		General Obligation-44.8%
560	M	Adams County Valley Local School District 7% 12/1/2015		615,177
500	M	Avon Local School District 6.5% 12/1/2015		551,280
1,000	M	Beavercreek County School District 5% 12/1/2029		1,139,430
800	M	Beavercreek Local School District 6.6% 12/1/2015		875,944
1,000	M	Cleveland Municipal School District 5.25% 12/1/2023		1,058,970
500	M	Dayton Met. Library Impt. 5% 12/1/2038 (b)		557,454
1,000	M	Franklin County 5% 12/1/2031		1,134,330
655	M	Jefferson County Jail Construction 5.75% 12/1/2019		748,508
1,000	M	Lancaster City School District 5% 10/1/2037		1,132,970
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2028		460,256
250	M	6.125% 12/1/2033		285,362
1,000	M	St. Mary's City School District 5% 12/1/2025		1,109,740
1,000	M	Wapakoneta City School District 5% 12/1/2025		1,159,780
				10,829,201
		Health Care-18.5%
		Franklin County Hospital Revenue:
500	M	5% 11/1/2034		548,915
500	M	5% 11/15/2041		557,600
1,000	M	Lorain County Hosp. Rev. 5% 4/1/2033		1,086,080
1,000	M	Montgomery County Rev. 5.5% 5/1/2034		1,162,690
1,000	M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033		1,105,810
				4,461,095
		Housing-3.3%
		Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
505	M	6.125% 9/1/2028		532,321
260	M	5.45% 9/1/2033		269,329
				801,650
		Other Revenue-4.7%
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030		1,128,420
		Other Tax-4.4%
1,000	M	Puerto Rico Sales Tax Fing. Rev. 6% 8/1/2042		1,075,330
		State General Obligation-4.9%
1,000	M	Ohio State 5.375% 9/1/2028		1,184,810
		Water/Sewer-4.7%
1,000	M	Northeast Regl. Sewer Dist. 5% 11/15/2038 (b)		1,139,330
Total Value of Municipal Bonds (cost $22,966,327)			103.9%	25,134,146
Excess of Liabilities Over Other Assets			(3.9)	(952,170)
Net Assets			100.0%	$24,181,976

At March 31,2013,the cost of municipal investments for federal income tax purposes was
$22,966,327. Accumulated net unrealized appreciation on investment was $2,167,819, consisting of $2,182,298 gross unrealized appreciation and $14,479 gross unrealized depreciation.

Portfolio of Investments (unaudited)
OREGON TAX EXEMPT FUND
March 31,2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.3%
		Airport-2.0%
$1,000	M	Port of Portland Airport Rev. 5% 7/1/2029		$ 1,099,740
		Education-2.1%
1,000	M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029		1,146,740
		Electric-1.0%
500	M	Eugene Elec. Util. Rev. 5% 8/1/2038		567,615
		General Obligation-36.8%
		Beaverton School District #48J:
750	M	5% 6/1/2031		881,257
1,500	M	5.125% 6/1/2036		1,773,375
1,000	M	Central Oregon Community College Dist. 5% 6/15/2030		1,168,720
1,000	M	Chemeketa Community College Dist. 5% 6/15/2025		1,172,740
1,000	M	Clackamas Community College Dist. 5% 5/1/2024		1,121,210
1,000	M	Clackamas County School Dist. #7J,5.25% 6/1/2021		1,264,360
		Clackamas & Washington Cntys. Sch. Dist. #3:
500	M	5% 6/15/2030		596,410
500	M	5% 6/15/2032		596,410
		Jackson County School District #549C:
1,000	M	5% 12/15/2027		1,155,190
1,000	M	5% 6/15/2030		1,141,950
635	M	Jefferson County School District #509J,5.25% 6/15/2019		637,565
1,000	M	Linn Cnty School Dist. #55,5.5% 6/15/2027		1,324,050
		Multnomah County School District #3:
1,000	M	5% 6/30/2035		1,140,150
500	M	5% 6/30/2036		568,120
1,225	M	Newport Zero Coupon 6/1/2029		699,426
1,000	M	Polk Marion & Benton Cntys. School District #13J,5% 6/15/2027		1,149,230
500	M	Redmond Terminal Expansion Project 5% 6/1/2034		548,725
1,500	M	Salem 5% 6/1/2028		1,753,875
600	M	Washington and Clackamas Counties School District #23,
		5.25% 6/1/2016		689,634
1,000	M	Washington Cnty. School District #15 Zero Coupon 6/15/2023		783,270
				20,165,667
		Health Care-7.2%
1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035		1,106,920
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028		1,154,710
500	M	Oregon State Facs. Auth. Rev. 5% 3/15/2030		541,650
1,000	M	Oregon State Hlth. & Science Univ. Rev. 5% 7/1/2030		1,139,330
				3,942,610
		Housing-1.3%
680	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030		730,619
		Industrial Development Revenue/Pollution Control Revenue-1.0%
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033		557,235
		Lease-2.8%
		Puerto Rico Pub. Bldgs. Auth. Govt. Facs. Revenue:
1,000	M	5.25% 7/1/2027		1,044,040
500	M	6% 7/1/2028		515,945
				1,559,985
		Other Tax-17.3%
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026		1,167,260
		Oregon State Department Trans. Hwy. User Tax Revenue:
1,000	M	5% 11/15/2028		1,131,200
1,000	M	5% 11/15/2031		1,128,920
		Portland Urban Renewal & Redevelopment:
500	M	Cent. Eastside 5.25% 6/15/2030		554,995
500	M	Interstate Corridor 5% 6/15/2031		538,125
250	M	Lents Town Ctr. 5% 6/15/2030		273,295
		Puerto Rico Sales Tax Financing Revenue:
1,250	M	5.25% 8/1/2040		1,315,863
1,500	M	6% 8/1/2042		1,612,995
1,500	M	Tri-County Met. Transportation Dist. Rev. 5% 9/1/2037		1,734,675
				9,457,328
		Pre-Refunded/Escrowed-to-Maturity-6.5%
1,000	M	Deschutes & Jefferson Cntys. School Dist. #2J,6% 6/15/2018 (d)		1,258,890
1,000	M	Tillamook & Yamhill Counties School District #101,
		5% 6/15/2015 (d)		1,102,640
1,000	M	Yamhill County School Dist #40,5% 6/15/2017 (d)		1,180,290
				3,541,820
		State General Obligation-6.0%
		Oregon State:
1,000	M	5% 5/1/2036		1,160,250
900	M	5% 8/1/2042		1,036,935
1,000	M	Puerto Rico Commonwealth 5.375% 7/1/2025		1,069,330
				3,266,515
		Toll & Turnpike-1.2%
595	M	Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
		4.95% 7/1/2026		632,777
		Water/Sewer-14.1%
750	M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028		868,995
		Portland Sewer System Revenue:
1,000	M	4.75% 6/15/2025		1,154,780
1,000	M	5% 6/15/2027		1,111,260
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
		5% 7/1/2028		1,004,740
1,000	M	Sunrise Water Authority Water Rev. 5.25% 3/1/2024		1,042,700
2,250	M	Tigard Water System Rev. 5% 8/1/2037		2,562,030
				7,744,505
Total Value of Municipal Bonds (cost $49,171,996)			99.3%	54,413,156
Other Assets,Less Liabilities			.7	381,014
Net Assets			100.0%	$54,794,170

At March 31,2013,the cost of municipal investments for federal income tax purposes was
$49,171,996. Accumulated net unrealized appreciation on investment was $5,241,160, consisting of $5,340,828 gross unrealized appreciation and $99,668 gross unrealized depreciation.

Portfolio of Investments (unaudited)
PENNSYLVANIA TAX EXEMPT FUND
March 31,2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.0%
		Airport-2.8%
$1,000	M	Philadelphia Airport Rev. 5.375% 6/15/2029		$ 1,147,010
		Appropriation-2.7%
1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031		1,105,700
		Education-6.9%
500	M	Cumberland Cnty. Muni. Auth. Rev. 5% 11/1/2042		549,310
1,000	M	Northampton Cnty. Auth. Rev. 5.5% 11/15/2033		1,139,310
500	M	Penn. St. Higher Educ. Facs. Auth. Rev. 5% 4/1/2035		562,660
500	M	State Pub. Sch. Bldg. 5.5% 3/1/2031		572,210
				2,823,490
		General Obligation-36.4%
1,000	M	Beaver County 5.55% 11/15/2031		1,146,120
500	M	Berks County 5% 11/15/2031		576,760
385	M	Boyertown Area School District 5% 10/1/2023		417,998
1,000	M	Centennial Bucks County School District 5.125% 12/15/2032		1,170,210
1,000	M	Daniel Boone Area School District 5% 8/15/2029		1,114,220
1,000	M	East Stroudsburg Area School District 5% 9/1/2029		1,129,800
1,000	M	Easton Area School District 5.2% 4/1/2028		1,143,010
1,000	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035		1,136,530
1,000	M	Methacton School District 6.375% 3/1/2024		1,230,000
1,000	M	Philadelphia 7% 7/15/2028		1,168,330
1,000	M	Philadelphia School District 6% 9/1/2038		1,168,660
1,000	M	Reading 6.25% 11/1/2033		1,134,450
1,000	M	Scranton School District 5% 7/15/2027		1,125,520
1,000	M	West Mifflin Area School District 5.375% 4/1/2028		1,150,530
				14,812,138
		Health Care-16.6%
1,000	M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029		1,161,710
370	M	Berks County Municipal Auth. Hosp. Rev. 5.7% 10/1/2014		383,072
1,000	M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031		1,169,260
1,000	M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034		1,103,210
1,000	M	Penn. St. Higher Educ. Facs. Auth. Hlth. Rev. 5.5% 8/15/2018		1,221,290
500	M	Philadelphia Hosp. & Hgr. Ed. Facs. Rev. 5% 7/1/2032		575,210
1,000	M	Southcentral Gen. Auth. Rev. 6% 6/1/2025		1,157,190
				6,770,942
		Housing-1.3%
500	M	Reading Housing Auth. Multi-Family Hsg. Mtg. Rev. 5.25% 6/1/2032		534,450
		Lease-1.4%
500	M	Penn. St. Econ. Dev. Fin. Auth. Govt. Lease Rev. 5% 3/1/2034		554,425
		Other Tax-6.9%
1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024		1,172,020
500	M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031		555,860
1,000	M	Puerto Rico Sales Tax Fing. Corp. Rev. 5.75% 8/1/2037		1,065,680
				2,793,560
		Pre-Refunded/Escrowed-to-Maturity-2.3%
615	M	Boyertown Area School District 5% 4/1/2015 (d)		672,705
255	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013		261,707
				934,412
		Toll & Turnpike-8.4%
		Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000	M	6% 6/1/2028		1,199,720
1,000	M	5% 6/1/2029		1,107,470
1,000	M	5% 12/1/2037		1,113,320
				3,420,510
		Water/Sewer-13.3%
1,000	M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035		1,116,180
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		1,114,050
500	M	Greene Township Muni. Auth. Rev. 5% 12/1/2042		540,805
1,000	M	Philadelphia Water & Wastewater Rev. 5% 1/1/2036		1,116,560
390	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013		399,337
1,000	M	Scranton Sewer Auth. Rev. 5.25% 12/1/2031		1,115,250
				5,402,182
Total Value of Municipal Bonds (cost $35,709,456)			99.0%	40,298,819
Other Assets,Less Liabilities			1.0	416,002
Net Assets			100.0%	$40,714,821

At March 31,2013,the cost of municipal investments for federal income tax purposes was
$35,709,456. Accumulated net unrealized appreciation on investments was $4,589,363 consisting of $4,605,408 gross unrealized appreciation and $16,045 gross unrealized depreciation.

Portfolio of Investments (unaudited)
VIRGINIA TAX EXEMPT FUND
March 31,2013

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.6%
		Airport-5.6%
$1,000	M	Capital Regional Airport Rev. 5% 7/1/2024		$ 1,113,820
1,000	M	Metropolitan Washington,D.C. Airport Auth. Sys. Rev. 5% 10/1/2026		1,164,380
				2,278,200
		Appropriation-4.1%
		Arlington Cnty. Indl. Dev. Auth. Revenue:
500	M	5% 2/15/2029		568,560
500	M	5% 2/15/2030		562,230
500	M	Fairfax Cnty. Econ Dev. Auth. Rev. 5% 3/1/2033		557,175
				1,687,965
		Combined Utility-2.7%
1,000	M	Richmond Public Util. Rev. 5% 1/15/2040		1,101,460
		Education-4.0%
500	M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2034		569,860
1,000	M	University of Virginia University Revs. 5% 6/1/2037		1,082,490
				1,652,350
		General Obligation-24.8%
1,000	M	Danville 5% 8/1/2029		1,184,690
250	M	Fairfax Cnty. 5% 10/1/2032		295,010
500	M	Hanover Cnty. 5.25% 1/15/2031		595,085
1,000	M	Hopewell 5.875% 7/15/2034		1,239,190
1,000	M	Norfolk Capital Improvement 5% 10/1/2042		1,115,430
500	M	Portsmouth 5% 7/15/2033		579,485
500	M	Powhatan Cnty. 5% 1/15/2032		570,725
1,000	M	Richmond Pub. Impt. 5% 3/1/2031		1,167,070
		Virginia St. Public School Authority Revenue:
1,000	M	5% 8/1/2026		1,130,350
1,000	M	5% 8/1/2028		1,194,320
1,000	M	Waynesboro 5% 1/15/2034		1,089,230
				10,160,585
		Health Care-5.6%
1,000	M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026		1,159,320
1,000	M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2036		1,130,430
				2,289,750
		Housing-2.6%
925	M	Virginia State Hsg. Dev. Auth. Single-Family Mtg. Rev. 6% 7/1/2025		1,049,866
		Lease-15.9%
1,000	M	Bedford Cnty. Econ. Dev. Auth. Lease Rev. 5.25% 5/1/2031		1,096,250
1,000	M	New Kent Cnty. Econ. Dev. Auth. Lease Rev. 5% 2/1/2024		1,133,570
1,000	M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027		1,127,350
775	M	Stafford Cnty. Indl. Dev. Auth. Rev. 5.25% 8/1/2031		822,786
1,000	M	Virginia St. College Bldg. Auth. 5% 9/1/2027		1,189,510
1,000	M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2030		1,137,000
				6,506,466
		Other Revenue-5.6%
		Virginia St. Res. Auth. Infrastructure Revenue:
1,000	M	5% 11/1/2029		1,148,750
1,000	M	5% 11/1/2033		1,149,440
				2,298,190
		Other Tax-10.2%
		Puerto Rico Sales Tax Fing. Revenue:
1,000	M	5.75% 8/1/2037		1,065,680
1,000	M	5.25% 8/1/2040		1,052,690
1,000	M	6% 8/1/2042		1,075,330
1,000	M	Southwest Regional Jail Authority Rev. 5.125% 9/1/2021		1,009,670
				4,203,370
		Pre-Refunded/Escrowed-to-Maturity-3.4%
1,000	M	Roanoke Indl. Dev. Auth. Hosp. Rev. Proj. 6.125% 7/1/2017		1,148,230
225	M	Stafford County Indl. Dev. Auth. Rev. 5.25% 8/1/2016 (d)		259,335
				1,407,565
		Transportation-2.8%
1,000	M	Washington,D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029		1,140,020
		Water/Sewer-11.3%
		Hampton Roads Sanitation Dist. Wastewater Revenue:
1,000	M	5% 4/1/2033		1,129,560
1,000	M	5% 1/1/2034		1,155,820
500	M	Hopewell Swr. Sys. Rev. 5% 7/15/2033		567,250
700	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028		703,318
1,000	M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2024		1,099,850
				4,655,798
Total Value of Municipal Bonds (cost $36,877,566)			98.6%	40,431,585
Other Assets,Less Liabilities			1.4	572,242
Net Assets			100.0%	$41,003,827

At March 31,2013,the cost of municipal investments for federal income tax purposes was
$36,877,566. Accumulated net unrealized appreciation on investments was $3,554,019 consisting of $3,582,845 gross unrealized appreciation and $28,826 gross unrealized depreciation.

FOOTNOTES

(a)	Inverse floating rate securities (see Note 3). Interest rates are determined and reset periodically and are the rates in effect at March 31,2013.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

(c)	Interest rates are determined and reset periodically and are the rates in effect at March 31,2013.

(d)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(e)	Municipal Bonds which have a mandatory put by the issuer are shown maturing at the put date.

Summary of Abbreviations:

COP	Certificate of Participation
GO	General Obligation
ROLS	Reset Option Longs

1. Security Valuation-The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets.
Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust's Board of Trustees
("the Board"). The pricing service considers security type,rating,market condition and yield data,as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable,the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board

The Funds may retain any municipal bond which is in default in the payment of principal or interest until the default has been cured,or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case,the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond,the Funds will consider security type,rating,market condition and yield.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"),
investments held by the Funds are carried at "fair value". As defined by ASC 820,fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds'
investments.

In addition to defining fair value,ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market,prices for similar instruments,interest rates,prepayment speeds,credit risk,yield curves,default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability,to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability,and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely,otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary,by category of Level,of inputs used to value the Funds' investments as of March 31,2013:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds*:
Tax Exempt Income	-	$719,271,393	-
Tax Exempt Opportunities..........	-	307,774,799	-
California..........	-	49,516,824	-
Connecticut...............	-	36,212,046	-
Massachusetts....	-	24,744,496	-
Michigan....	-	23,661,656	-
Minnesota........................	-	24,355,880	-
New Jersey...............	-	57,354,211	-
New York........	-	172,155,537	-
North Carolina..................	-	26,678,795	-
Ohio...............	-	25,134,146	-
Oregon........	-	54,413,156	-
Pennsylvania..................	-	40,298,819	-
Virginia...............	-	40,431,585	-

Investments in Short-Term Tax Exempt Investments:
Tax Exempt Income		$ 2,995,000
Tax Exempt Opportunities..........		10,000,000

*The portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds for the period ended March 31,2013. Transfers,if any, between Levels are recognized at the end of the reporting period.

2. Security Transactions and Investment Income-Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold,except for financial reporting purposes,which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined,and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Estimated expenses are accrued daily.

3. Derivatives-The Funds may invest in derivatives such as futures contracts ("futures contracts"),options on futures contracts
("options"),inverse floating rate securities ("inverse floaters"),interest rate swap agreements ("swap agreements") and Municipal
Market Data rate locks ("MMD Rate Locks") to increase income,hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S.
exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price,date,time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities,including long-term U.S. Treasury Bonds,10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead,upon entering into a futures contract,the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S.
Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right,in return for the premium paid,to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates,and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction,assuming all obligations have been satisfied. Under certain circumstances,such as periods of high volatility,a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments,called "variation margin," to and from the broker,are made on a daily basis as the value of the futures position varies,a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions,but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the options or futures markets,it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks,including: (1)
dependence on the Funds' adviser,First Investors Management Company,Inc. ("FIMCO") to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO's prediction of movements in the direction of the securities and interest rate markets is inaccurate,the adverse consequences to that
Fund may leave it in a worse position than if such strategies were not used. For the period ended March 31,2013,the Funds had no investments in futures contracts or options.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example,an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced,even to zero,if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows,which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds,thereby collapsing the trusts. The Funds account for these transactions as secured borrowings,with the fixed rate bonds remaining in the Funds' investment assets,and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued" in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly,and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts,including interest paid to holders of the floating rate notes,are included in the Statements of Operations. For the period ended March 31,2013,the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example,two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value,if any,are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of
Assets and Liabilities. These risks include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. At March 31,2013,The Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess,if any,of a Fund's obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate
Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults,a Fund's risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the period ended March 31,2013,the Funds had no investments in
MMD Rate Locks.

Item 2. Controls and Procedures

(a) The Registrant's President and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940,as amended)

are effective,based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected,or are reasonably likely to materially affect,the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,the registrant has duly caused this report to be signed on its behalf by the undersigned,thereunto duly authorized.

First Investors Tax Exempt Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

Date: May 28,2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: May 28,2013